Employee Benefit Obligations - Equity and Cash Settled - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares OptionPlan $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Other current liabilities	$ 38,300
Weighted average share price at the date of exercise options exercised | $ / shares	$ 34.66	$ 22.62	$ 20.00
Equity - settled share based payments	$ 291,633	$ 158,422	$ 53,819
Employers Tax Liability on Share Based Payments
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Other current liabilities	37,300
Cash Settled Share Based Payments
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Other current liabilities	$ 1,000
Vesting period	less than one year
Equity Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share option plans | OptionPlan	4
Equity - settled share based payments	$ 168,300	150,300	34,700
Equity Settled | New Guards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Intrinsic value of liabilities from share-based payment transactions		12,100
Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share option plans | OptionPlan	1
Share Appreciation Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Intrinsic value of liabilities from share-based payment transactions	$ 25,300	$ 3,100
Number of share appreciation rights granted | shares	92,000	137,000
Cash settled share based payment transaction expense	$ 28,000	$ 10,700	$ 10,400
Revaluation gain (loss)	28,000	2,200
Intrinsic value	36,400	3,400
Aggregate intrinsic value for options fully vested	$ 17,200	$ 2,400